Earnings Per Share (Details) - Schedule of basic and diluted loss per ordinary share - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of basic and diluted loss per ordinary share [Abstract]
Net Income Attributable to Zhongchao Inc.’s shareholders	$ 238,665	$ 4,458,380	$ 4,046,670
Weighted average number of ordinary share outstanding
Basic and Diluted	24,938,513	24,425,637	21,600,135
Earnings per share
Basic and Diluted	$ 0.01	$ 0.183	$ 0.187